Common Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 5. Common Stock Options

Approval of the 2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the “Board”) adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company’s common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options. On November 15, 2013, shareholders owning a majority of the Company’s issued and outstanding shares approved the Incentive Plan.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company’s fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company’s common stock on the date of grant, using the closing price of the Company’s common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company’s common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of September 30, 2014, there were 19,815,000 shares available for grant.

Stock Option Activity

On August 1, 2013, the Company granted to each of Messrs. Kirkland and Sierchio 20,000 stock options. The exercise price per share is $0.65; 10,000 options vested on the grant date and, subject to continued service as a member of the Company’s Board, the remaining 10,000 options vested on August 1, 2014 and may be exercised on a “cashless basis” using the formula contained therein.

Effective December 1, 2013, the Company appointed Mr. Bold as its President & CEO and entered into an at-will consulting agreement (the “Consulting Agreement”) with Mr. Bold. Pursuant to the terms of the Consulting Agreement, Mr. Bold was issued a stock option to purchase up to 40,000 shares of the Company’s common stock (the “Option Shares”) at a price of $0.75 per share the closing price of the Company’s common stock as quoted on the OTCQB on November 29, 2013. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Bold’s continued service as the Company’s President and Chief Executive Officer, the Options Shares vest as follows, 20,000 on: (a) December 1, 2014; and (b) December 1, 2015.

On April 1, 2014, the Company appointed Ms. Patsy Trisler as its Vice President – Clinical & Regulatory Affairs and entered into an at-will consulting agreement (the “Trisler Consulting Agreement”) with Ms. Trisler. Pursuant to the terms of the Trisler Consulting Agreement, Ms. Trisler was issued Option Shares to purchase up to 50,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on April 1, 2014. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Ms. Trisler’s continued service as the Company’s Vice President – Clinical & Regulatory Affairs, the Options Shares vest as follows, 10,000 on: (a) April 1, 2015; (b) April 1, 2016; (c) April 1, 2017; (d) April 1, 2018; and (e) April 1, 2019.

On April 20, 2014, the Company appointed Andrew Danielson as its Director of Business Development and issued Mr. Danielson Option Shares to purchase 5,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on April 17, 2014. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Danielson’s continued service with the Company. The Options Shares vest on April 20, 2015.

On August 14, 2014, the Company granted to each of Messrs. Kirkland and Sierchio 20,000 stock options. The exercise price per share is $0.80; 10,000 options vested on the grant date and, subject to continued service as a member of the Company’s Board, the remaining 10,000 options vest on August 14, 2015 and may be exercised on a “cashless basis” using the formula contained therein.

On August 14, 2014, the Company granted to Ms. Rhonda Rosen, the Company’s Chief Financial Officer, 10,000 stock options. The exercise price per share is $0.80; 5,000 options vested on the grant date and, subject to her continued service as an executive of the Company, the remaining 5,000 options vest on August 14, 2015 and may be exercised on a “cashless basis” using the formula contained therein.

The following table summarizes stock option activity for the period ended September 30, 2014.

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life (Years)	Value
Balance January 1, 2014	80,000	$0.70	9.03	$40,000
Options granted	105,000	0.93	9.68	$28,350
Balance September 30, 2014	185,000	$0.83	9.40	$68,350
Exercisable at September 30, 2014	65,000	$0.70	9.26	$22,500

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. The weighted-average fair value of stock options granted during 2013 was approximately $0.49 to $0.57 per share. The weighted average fair value of stock options granted during 2014 was $0.72 per share. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company’s historical experience. The risk-free interest rate is based on a U.S. treasury note with a maturity similar to the option award’s expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

Weighted average risk-free interest rate	1.58 – 1.62%
Expected life in years	5.50
Weighted Avg. Expected Volatility	94.4%-105.3%
Expected dividend yield	0%

During the three and nine months ended September 30, 2014, stock-based compensation expense of $27,646 and $47,001, respectively, was recognized as general and administrative expenses. During the three and nine months ended September 30, 2013, stock based compensation of $8,793 and $9,622, respectively, was recognized as general and administrative expenses. There were 65,000 stock options vested and 120,000 unvested, as of September 30, 2014. As of September 30, 2014, the Company had $55,819 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized by April 1, 2019.

The Company issues new shares when options are exercised.

Approval of the 2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the “Board”) adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company’s common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company’s fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company’s common stock on the date of grant, using the closing price of the Company’s common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company’s common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of December 31, 2013, there were 19,920,000 shares available for grant.

Stock Option Activity

On August 1, 2013, the Company granted to Messrs. Kirkland and Sierchio (20,000 stock options each) for stock options granted on August 1, 2013. The exercise price per share is $0.65; 10,000 options vested on the grant date and, subject to continued service as a member of our Board, the remaining 10,000 options will vest on August 1, 2014. The Options Shares may be exercised on a “cashless basis” using the formula contained therein.

Effective December 1, 2013, we appointed Mr. Bold as our President & CEO and entered into an at-will consulting agreement (the “Consulting Agreement”) with Mr. Bold. Pursuant to the terms of the Consulting Agreement, Mr. Bold is expected to serve on a part-time basis and will receive an annual fee of $50,000, payable in 12 equal installments, which is prorated for any partial months during the term of the Consulting Agreement. In addition to Mr. Bold’s fee, he was issued a stock option to purchase up to 40,000 shares of our common stock (the “Option Shares”) at a price of $0.75 per share the closing price of our common stock as quoted on the OTCQB on November 29, 2013. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Bold’s continued service as our President and Chief Executive Officer, vest as follows: (a) 20,000 Options Shares vest on December 1, 2014; and (b) 20,000 Options Shares vest on December 1, 2015.

The following table summarizes stock option activity for the year ended December 31, 2013.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2013	-	$-	-	$-
Options granted	430,000	$0.72	9.55
Options forfeited	(350,000)	$0.72	9.50
Balance December 31, 2013	80,000	$0.70	9.75	$23,200
Exercisable at December 31, 2013	20,000	$0.65	9.50	$6,800

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. The estimated weighted-average fair value of stock options granted during 2013 was approximately $0.49 to $0.57 per share. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company’s historical experience. The risk-free interest rate is based on a U.S. treasury note with a maturity similar to the option award’s expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

2013
Weighted average risk-free interest rate	1.43 – 1.49%
Expected life in years	5.0 – 5.5 Years
Weighted Avg Expected Volatility	99.5% - 103.4%
Expected dividend yield	$0

During the year ended December 31, 2013, stock-based compensation expense of $15,440, was recognized as general and administrative expenses. There were 20,000 stock options vested and 60,000 unvested, as of December 31, 2013. There was no stock compensation expense recognized in 2012. As of December 31, 2013, the Company had $27,317 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized by December 31, 2015.

The Company issues new shares when options are exercised.